Document And Entity Information	6 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	ORANCO INC
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Oranco, Inc. intends to effect a reverse stock split at a ratio of 1-for-5 to decrease its authorized capital shares from 100,000,000 shares of common stock with a par value of $0.001 each, to 20,000,000 shares with a par value of $0.001 each (the “Planned Reverse Split”) and subsequently increase such authorized capital from 20,000,000 to 50,000,000 shares.As of the date hereof, Oranco, Inc. has 41,948,748 shares of common stock. As a result of Planned Reverse Split, Oranco, Inc. will have 8,389,750 shares of common stock issued and outstanding.Information of the offering price range and the assumed offering price in this registration statement has been adjusted to give effect to the Planned Reverse Split. All information of share numbers, option numbers, warrant numbers, other derivative security numbers and exercise prices appearing in this registration statement has not been adjusted to give effect to the Planned Reverse Split and reflects the current status as of the date of this registration statement unless otherwise indicated or unless the context suggests otherwise.
Entity Central Index Key	0001098996
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	NV